Capital	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Capital

Note 10: Capital

10.1 Share Capital Issued

The share capital, as of December 31, 2017, is set at the sum of €2,499,082.20. It is divided into 24,990,822 fully authorized, subscribed and paid-up shares with a nominal value of €0.10.

This number does not include share warrants (“BSA”), employee warrants (“BSPCE”), stock-options (“SO”) and performance shares (“AGA”) granted to certain investors and to certain natural persons, both employees and non-employees of the Company.

All the shares give their owners the right to a proportional share of the income and the net assets of the Company.

The table below presents the historical changes in the share capital of the Company as of December 31, 2015, 2016 and 2017:

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2015	K€	1,916.1	K€	163,876.8	19,160,661		€0.10
01/06/2015	Capital increase by issuance of common shares	K€	0.4	K€	18.9	3,750		€0.10
01/07/2015	Capital increase by issuance of common shares	K€	1.0	K€	59.0	10,000		€0.10
01/22/2015	Capital increase by incorporation of reserve	K€	3.5	K€	(3.5)	35,360		€0.10
01/30/2015	Capital increase by issuance of common shares	K€	9.8	K€	476.8	97,720		€0.10
02/03/2015	Capital increase by issuance of common shares	K€	0.8	K€	37.7	7,500		€0.10
02/13/2015	Capital increase by issuance of common shares	K€	3.8	K€	188.6	37,500		€0.10
02/17/2015	Capital increase by issuance of common shares	K€	2.0	K€	100.6	19,995		€0.10
03/04/2015	Capital increase by issuance of common shares	K€	1.0	K€	59	10,000		€0.10
03/26/2015	Capital increase by issuance of common shares	K€	5.0	K€	400	50,000		€0.10
04/07/2015	Capital increase by issuance of common shares	K€	4.0	K€	169.2	40,005		€0.10
04/09/2015	Capital increase by issuance of common shares	K€	15.0	K€	692.1	150,375		€0.10
04/28/2015	Capital increase by issuance of common shares	K€	1.4	K€	77.1	14,290		€0.10
05/05/2015	Issue of share subscription warrants	K€		K€	43
05/11/2015	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
06/23/2015	Capital increase by issuance of common shares	K€	59.1	K€	27,029.4	590,543		€0.10
06/23/2015	Capital Decrease	K€	(58.6)	K€	(26,823.4)	(586,048)		€0.10
07/20/2015	Capital increase by issuance of common shares	K€	414.0	K€	254,932.9	4,140,000		€0.10
07/24/2015	Capital increase by issuance of common shares	K€	1.6	K€	79.2	15,750		€0.10
07/25/2015	Capital increase by incorporation of reserve	K€	28.6	K€	(28.6)	286,338		€0.10
07/28/2015	Capital increase by issuance of common shares	K€	1.7	K€	91.5	17,000		€0.10
09/18/2015	Capital increase by issuance of common shares	K€	0.3	K€	46.7	2,500		€0.10
10/07/2015	Capital increase by issuance of common shares	K€	4.8	K€	241.2	47,955		€0.10
12/10/2015	Capital increase by issuance of common shares	K€	1.8	K€	146.9	17,500		€0.10
12/10/2015	Issue of share subscription warrants	K€		K€	99.2
12/14/2015	Capital increase by issuance of common shares	K€	1.6	K€	69.5	16,425		€0.10
12/31/2015	Fees charged to share premium	K€		K€	(18,269.7)

	Balance as of December 31, 2015	K€	2,420.5	K€	403,910.4	24,205,129		€0.10

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2016	K€	2,420.5	K€	403,910.4	24,205,129		€0.10
01/05/16	Capital increase by issuance of common shares	K€	0.6	K€	32.7	6,495
02/16/16	Issue of share subscription warrants	K€		K€	471.1			€0.10
04/06/16	Capital increase by incorporation of reserve	K€	10.2	K€	(10.2)	101,829		€0.10
05/27/16	Capital increase by issuance of common shares	K€	0.2	K€	7.5	1,500		€0.10
06/03/16	Capital increase by issuance of common shares	K€	15.6	K€	(15.6)	156,000		€0.10
06/06/16	Capital increase by issuance of common shares	K€	6.0	K€	301.2	59,890		€0.10
06/10/16	Capital increase by issuance of common shares	K€	3.5	K€	176.0	34,985		€0.10
07/18/16	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
08/21/16	Issue of share subscription warrants	K€		K€	106		€
08/04/16	Capital increase by issuance of common shares	K€	1.0	K€	50.4	10,020		€0.10
08/24/16	Capital increase by issuance of common shares	K€	0.7	K€	37.1	7,380		€0.10
08/30/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
08/31/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/01/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/02/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/05/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/06/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/06/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/08/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/09/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/12/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/12/16	Capital increase by issuance of common shares	K€	0.5	K€	23.1	4,590		€0.10
11/25/16	Capital increase by issuance of common shares	K€	0.6	K€	30.2	6,000		€0.10

	Balance as of December 31, 2016	K€	2,464.9	K€	405,882.5	24,648,828		€0.10

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2017	K€	2,464.9	K€	405,882.5	24,648,828		€0.10
02/03/17	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
02/09/17	Issue of share subscription warrants	K€		K€	237.4		€
05/16/17	Capital increase by issuance of common shares	K€	4.0	K€	170.7	40,365		€0.10
07/12/17	Capital increase by issuance of common shares	K€	0.2	K€	8.3	1,650		€0.10
08/04/17	Capital increase by issuance of common shares	K€	0.1	K€	64.6	1,200		€0.10
09/14/17	Capital increase by issuance of common shares	K€	3.6	K€	208.2	35,925		€0.10
09/14/17	Issue of share subscription warrants	K€		K€	53.1		€
09/29/17	Capital increase by issuance of common shares	K€	0.1	K€	4.0	500		€0.10
09/30/17	Capital increase by incorporation of reserve	K€	23.1	K€	(23.1)	230,843		€0.10
10/02/17	Capital increase by issuance of common shares	K€	0.1	K€	4.0	500		€0.10
12/15/17	Capital increase by incorporation of reserve	K€	1.1	K€	(1.1)	11,001		€0.10

	Balance as of December 31, 2017	K€	2,499.1	K€	406,709.3	24,990,822		€0.10

No fees and banks commissions related to share capital increases in 2016 were posted in deduction of the share premium. In 2015, the fees and banks commissions related to share capital increases were €18.3 million.

On July 20, 2015, the Company announced the closing of its underwritten public offering of 4,140,000 ordinary shares in the form of 8,280,000 American Depositary Shares (ADSs) at a price to the public of $34.00 per ADS, before underwriting discounts and commissions, which included an additional 1,080,000 ADSs sold pursuant to the full exercise of the underwriters’ option to purchase additional ADSs. Each ADS represents the right to receive one-half of one ordinary share.

As part of the public offering completed in July 2015, share capital increased by the issuance of 4,140,000 shares (€414 thousands) with a corresponding increase of €236.9 million in share premium (€254.9 million gross, or €236.9 million net after deduction of fees and expenses of €18.0 million).

Initial public offering on the NASDAQ Global Market

On October 22, 2014, the Company announced the pricing of its global offering of 2,673,641 common shares, of which 2,138,913 ordinary shares represented by 4,277,826 ADSs at the subscription price of $ 21.64 per ADS, as part of a public offering conducted in the United States, Canada and some countries outside of France, and 534,728 common shares at a price of € 34 per share, under a concurrent private placement conducted by leaders banks and international sales agents in France and in some countries outside the United States and Canada.

As part of the initial public offering completed in October 2014, share capital increased by the issuance of 3,074,686 shares €(307,468) with a corresponding increase of €93,403,561 in share premium (€104,231,855 gross, or €93,403,561 net after deduction of fees and expenses for €10,828,294.23).

10.2 Share Warrants and Employee Warrants

The Company has issued share warrants (BSAs), employee warrants (BSPCEs), performance shares (AGAs) and stock-options (SO) as follows:

Date	Type	Number of warrants issued as of 12/31/2015	Number of warrants null and void as of 12/31/2015	Number of warrants null and outstanding as of 12/31/2015	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	859	12,885	€4.33
01/21/2009	BSA/BSPCE	16,380	—	4,041	60,615	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	730	10,950	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	13,465	201,975	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	89,835	89,835	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	10,000	10,000	€8.59
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	13,000	13,000	€8.10
09/12/2013	AGA	501,500	113,333	101,829	101,829	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	5,000	5,000	€18.79
06/03/2014	AGA	186,000	30,000	156,000	156,000	€—
06/03/2014	SO	75,000	—	75,000	75,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	—	708,500	708,500	€—
11/19/2015	SO	195,000	—	195,000	195,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	—	42,000	42,000	€—

Total		3,496,206	207,794	2,033,768	2,336,224

Date	Type	Number of warrants issued as of 12/31/2016	Number of warrants null and void as of 12/31/2016	Number of warrants null and outstanding as of 12/31/2016	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	859	12,885	€4.33
01/21/2009	BSA/BSPCE	16,380	—	2,997	44,955	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	730	10,950	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	10,440	156,600	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	10,000	10,000	€8.59
11/28/2012	AGA	35,360	—	—	—	€—

Date	Type	Number of warrants issued as of 12/31/2016	Number of warrants null and void as of 12/31/2016	Number of warrants null and outstanding as of 12/31/2016	Maximum number of shares to be issued	Strike price per share
07/25/2013	BSA	73,000	—	13,000	13,000	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	5,000	5,000	€18.79
06/03/2014	AGA	186,000	30,000	—	—	€—
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	13,000	695,500	695,500	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	6,000	36,000	36,000	€—
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63.750	5,000	58,750	58,750	€—
04/21/2016	SO	33,000	—	33,000	33,000	€62.82
05/02/2016	SO	22,000	—	22,000	22,000	€59.04
06/21/2016	SO	110,000	—	110,000	110,000	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	208,000	208,000	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	—	16,500	16,500	€64.39
10/27/2016	AGA	15,000	—	15,000	15,000	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33
12/09/2016	SO	74,960	—	74,960	74,960	€69,75
12/09/2016	AGA	23,600	—	23,600	23,600	€—

Total		4,275,616	273,294	2,360,945	2,606,435

Date	Type	Number of warrants issued as of 12/31/2017	Number of warrants null and void as of 12/31/2017	Number of warrants null and outstanding as of 12/31/2017	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	—	—	€4.33
01/21/2009	BSA/BSPCE	16,380	—	—	—	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	—	—	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	8,996	134,940	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	7,500	7,500	€8.59
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	9,500	9,500	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	2,500	2,500	€18.79
06/03/2014	AGA	186,000	30,000	—	—	€—
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
Date	Type	Number of warrants issued as of 12/31/2017	Number of warrants null and void as of 12/31/2017	Number of warrants null and outstanding as of 12/31/2017	Maximum number of shares to be issued	Strike price per share
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	23,000	454,657	454.657	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	9,000	21,999	21,999	€—
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63.750	6,250	57,500	57,500	€—
04/21/2016	SO	33,000	—	33,000	33,000	€62.82
05/02/2016	SO	22,000	—	22,000	22,000	€59.04
06/21/2016	SO	110,000	7,500	101,300	101,300	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	208,000	208,000	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	7,200	9,300	9,300	€64.39
10/27/2016	AGA	15,000	—	15,000	15,000	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33
12/09/2016	SO	74,960	2,000	72,000	72,000	€69,75
12/09/2016	AGA	23,600	1,900	21,700	21,700	€—
12/09/2016	BSA	59,000	24,992	34,008	34,008	€69.75
12/15/2016	SO	1,100	—	1,100	1,100	€69.35
01/16/2017	SO	19,100	—	19,100	19,100	€66.11
03/14/2017	AGA	22,500	2,500	20,000	20,000	€—
03/15/2017	SO	7,200	—	7,200	7,200	€66.25
04/18/2017	SO	16,500	—	16,500	16,500	€60.77
04/20/2017	AGA	24,000	—	24,000	24,000	€—
06/15/2017	SO	126,000	7,500	118,500	118,500	€59.05
06/15/2017	SO	111,600	—	111,600	111,600	€60.54
06/15/2017	BSA	9,000	—	9,000	9,000	€59.05
07/17/2017	SO	30,900	—	30,900	30,900	€71.61
09/15/2017	SO	52,600	—	52,600	52,600	€74.22
12/05/2017	SO	625,200	—	625,200	625,200	€39.00
12/15/2017	SO	8,300	—	8,300	8,300	€38.08

Total		5,388,616	341,196	3,148,469	3,309,539

The totals presented above do not include the warrants cancelled prior to December 31, 2009.

As part of the initial public offering on Euronext, the nominal value of the shares underwent a fifteen-for-one share split following the decision of the Combined General Meeting of December 9, 2011.

The impact of the share-based payments on the net income (or loss) is presented in Note 17.